UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Stock Fund (formerly, Eaton Vance Large-Cap Core Research Fund)

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

Eaton Vance

Stock Fund

September 30, 2014 (Unaudited)

Eaton Vance Stock Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Stock Portfolio (formerly, Large-Cap Core Research Portfolio) (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2014, the value of the Fund’s investment in the Portfolio was $81,117,169 and the Fund owned 32.0% of the Portfolio’s outstanding interests. Effective October 31, 2014, the name of the Fund was changed from Eaton Vance Large-Cap Core Research Fund. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 2.3%
Boeing Co. (The)	28,841	$3,673,766
United Technologies Corp.	19,673	2,077,469

		$5,751,235

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	46,346	$3,073,667

		$3,073,667

Airlines — 0.9%
Delta Air Lines, Inc.	63,140	$2,282,511

		$2,282,511

Auto Components — 0.7%
TRW Automotive Holdings Corp.(1)	18,594	$1,882,643

		$1,882,643

Automobiles — 0.5%
Volkswagen AG	5,703	$1,178,354

		$1,178,354

Banks — 8.0%
Bank of America Corp.	286,322	$4,881,790
Citigroup, Inc.	90,911	4,711,008
JPMorgan Chase & Co.	93,770	5,648,705
Regions Financial Corp.	232,602	2,335,324
SunTrust Banks, Inc.	67,566	2,569,535

		$20,146,362

Beverages — 1.8%
Constellation Brands, Inc., Class A(1)	36,107	$3,147,086
PepsiCo, Inc.	14,573	1,356,601

		$4,503,687

Biotechnology — 2.5%
Gilead Sciences, Inc.(1)	45,293	$4,821,440
Vertex Pharmaceuticals, Inc.(1)	12,808	1,438,466

		$6,259,906

Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	12,712	$2,546,976
Blackstone Group LP (The)	132,000	4,155,360

		$6,702,336

Chemicals — 2.7%
Celanese Corp., Series A	12,500	$731,500
E.I. du Pont de Nemours & Co.	7,672	550,543
Eastman Chemical Co.	9,270	749,850
FMC Corp.	10,892	622,914
LyondellBasell Industries NV, Class A	11,737	1,275,342
Monsanto Co.	12,754	1,434,953
PPG Industries, Inc.	3,654	718,888
Syngenta AG ADR	13,357	846,433

		$6,930,423

1

Security	Shares	Value
Communications Equipment — 1.5%
QUALCOMM, Inc.	9,242	$691,025
Telefonaktiebolaget LM Ericsson ADR	241,207	3,036,796

		$3,727,821

Consumer Finance — 1.7%
American Express Co.	13,076	$1,144,673
Discover Financial Services	50,656	3,261,740

		$4,406,413

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	58,857	$2,074,120
Verizon Communications, Inc.	63,625	3,180,614

		$5,254,734

Electric Utilities — 1.9%
Edison International	32,602	$1,823,104
NextEra Energy, Inc.	30,796	2,891,128

		$4,714,232

Electrical Equipment — 1.6%
Emerson Electric Co.	38,642	$2,418,217
Rockwell Automation, Inc.	14,273	1,568,317

		$3,986,534

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	144,426	$2,793,199

		$2,793,199

Energy Equipment & Services — 3.3%
FMC Technologies, Inc.(1)	40,641	$2,207,213
Schlumberger, Ltd.	42,054	4,276,471
Weatherford International PLC(1)	86,019	1,789,195

		$8,272,879

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	22,995	$2,881,733
CVS Health Corp.	16,488	1,312,280
United Natural Foods, Inc.(1)	32,497	1,997,266

		$6,191,279

Food Products — 1.4%
Mondelez International, Inc., Class A	105,886	$3,628,184

		$3,628,184

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	86,270	$3,587,969
Stryker Corp.	28,797	2,325,358

		$5,913,327

Health Care Providers & Services — 1.5%
Aetna, Inc.	5,257	$425,817
Humana, Inc.	12,693	1,653,771
McKesson Corp.	9,333	1,816,855

		$3,896,443

Health Care Technology — 0.6%
Cerner Corp.(1)	26,532	$1,580,511

		$1,580,511

Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp.	11,469	$713,487
Starbucks Corp.	36,000	2,716,560

		$3,430,047

2

Security	Shares	Value
Household Durables — 0.9%
Mohawk Industries, Inc.(1)	17,426	$2,349,373

		$2,349,373

Household Products — 0.8%
Colgate-Palmolive Co.	31,053	$2,025,277

		$2,025,277

Industrial Conglomerates — 0.6%
General Electric Co.	62,355	$1,597,535

		$1,597,535

Insurance — 1.8%
MetLife, Inc.	60,167	$3,232,171
XL Group PLC	37,275	1,236,412

		$4,468,583

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(1)	9,479	$3,056,409
Priceline Group, Inc. (The)(1)	2,065	2,392,467

		$5,448,876

Internet Software & Services — 4.6%
eBay, Inc.(1)	39,964	$2,263,161
Facebook, Inc., Class A(1)	44,309	3,502,184
Google, Inc., Class A(1)	5,086	2,992,653
Google, Inc., Class C(1)	5,086	2,936,453

		$11,694,451

IT Services — 2.3%
Fiserv, Inc.(1)	33,544	$2,168,116
Visa, Inc., Class A	17,358	3,703,677

		$5,871,793

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	17,842	$2,171,371

		$2,171,371

Machinery — 1.8%
Caterpillar, Inc.	20,603	$2,040,315
Donaldson Co., Inc.	61,504	2,498,908

		$4,539,223

Media — 3.5%
CBS Corp., Class B	97,800	$5,232,300
Comcast Corp., Class A	22,643	1,217,740
Walt Disney Co. (The)	28,064	2,498,538

		$8,948,578

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	24,157	$788,726

		$788,726

Multi-Utilities — 1.2%
Sempra Energy	27,667	$2,915,548

		$2,915,548

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	13,815	$1,401,394
Chevron Corp.	9,477	1,130,796
ConocoPhillips	37,450	2,865,674
Devon Energy Corp.	58,418	3,982,939
EOG Resources, Inc.	6,837	677,000
Exxon Mobil Corp.	17,797	1,673,808

3

Security	Shares	Value
Kinder Morgan, Inc.	53,897	$2,066,411
Occidental Petroleum Corp.	23,870	2,295,100
Range Resources Corp.	6,399	433,916

		$16,527,038

Paper & Forest Products — 0.3%
International Paper Co.	13,859	$661,629

		$661,629

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	31,153	$2,327,752

		$2,327,752

Pharmaceuticals — 5.7%
Eli Lilly & Co.	55,600	$3,605,660
Jazz Pharmaceuticals PLC(1)	13,493	2,166,436
Merck & Co., Inc.	82,001	4,861,019
Pfizer, Inc.	45,001	1,330,680
Roche Holding AG ADR	69,072	2,554,973

		$14,518,768

Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	12,783	$1,802,019
Crown Castle International Corp.	16,000	1,288,480
Simon Property Group, Inc.	11,542	1,897,736

		$4,988,235

Road & Rail — 1.1%
CSX Corp.	83,303	$2,670,694

		$2,670,694

Semiconductors & Semiconductor Equipment — 1.2%
NXP Semiconductors NV(1)	45,837	$3,136,626

		$3,136,626

Software — 1.5%
Microsoft Corp.	47,059	$2,181,655
Oracle Corp.	45,334	1,735,386

		$3,917,041

Specialty Retail — 2.1%
AutoNation, Inc.(1)	32,172	$1,618,573
Home Depot, Inc. (The)	32,956	3,023,383
TJX Cos., Inc. (The)	11,427	676,136

		$5,318,092

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.(2)	85,897	$8,654,123
Hewlett-Packard Co.	119,954	4,254,768

		$12,908,891

Tobacco — 2.3%
Altria Group, Inc.	92,053	$4,228,915
Reynolds American, Inc.	26,294	1,551,346

		$5,780,261

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	20,000	$577,400

		$577,400

Total Common Stocks — 95.8% (identified cost $190,086,981)		$242,658,488

4

Call Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
McDonald’s Corp.	150	$105.00	1/17/15	$6,375

Total Call Options Purchased (identified cost $31,666)				$6,375

Short-Term Investments — 4.1%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)			$10,355	$10,355,475

Total Short-Term Investments (identified cost $10,355,475)				$10,355,475

Total Investments — 99.9% (identified cost $200,474,122)				$253,020,338

Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
McDonald’s Corp.	150	$82.50	1/17/15	$(5,400)

Total Put Options Written (premiums received $31,421)				$(5,400)

Other Assets, Less Liabilities — 0.1%				$175,018

Net Assets — 100.0%				$253,189,956

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $2,945.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$202,160,293

Gross unrealized appreciation	$53,089,991
Gross unrealized depreciation	(2,229,946)

Net unrealized appreciation	$50,860,045

5

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	213	$41,311
Options written	17,786	1,147,418
Options terminated in closing purchase transactions	(3,919)	(383,331)
Options exercised	(1,676)	(100,660)
Options expired	(12,254)	(673,317)

Outstanding, end of period	150	$31,421

At September 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $6,375 and $5,400, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$27,377,609	$1,178,354		$—	$28,555,963
Consumer Staples	24,456,440	—		—	24,456,440
Energy	24,799,917	—		—	24,799,917
Financials	40,711,929	—		—	40,711,929
Health Care	34,340,326	—		—	34,340,326
Industrials	23,901,399	—		—	23,901,399
Information Technology	44,049,822	—		—	44,049,822
Materials	8,380,778	—		—	8,380,778
Telecommunication Services	5,832,134	—		—	5,832,134
Utilities	7,629,780	—		—	7,629,780
Total Common Stocks	$241,480,134	$1,178,354	*	$—	$242,658,488
Call Options Purchased	$6,375	$—		$—	$6,375
Short-Term Investments	—	10,355,475		—	10,355,475
Total Investments	$241,486,509	$11,533,829		$—	$253,020,338

Liability Description
Put Options Written	$(5,400)	$—		$—	$(5,400)
Total	$(5,400)	$—		$—	$(5,400)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

6

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective October 31, 2014, the name of the Portfolio was changed from Large-Cap Core Research Portfolio.

7

Eaton Vance

Tax-Managed Growth Fund 1.1

September 30, 2014 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2014, the value of the Fund’s investment in the Portfolio was $1,392,898,081 and the Fund owned 13.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	950,771	$121,109,210
General Dynamics Corp.	101,500	12,899,635
Honeywell International, Inc.	288,222	26,839,233
Huntington Ingalls Industries, Inc.	2,546	265,319
Lockheed Martin Corp.	16,042	2,932,157
Northrop Grumman Corp.	15,277	2,012,897
Precision Castparts Corp.	19,025	4,506,642
Raytheon Co.	51,795	5,263,408
Rockwell Collins, Inc.	166,787	13,092,779
United Technologies Corp.	1,949,409	205,857,590

		$394,778,870

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	531,225	$35,230,842
FedEx Corp.	262,219	42,335,258
United Parcel Service, Inc., Class B	663,936	65,258,269

		$142,824,369

Auto Components — 0.4%
BorgWarner, Inc.	2,000	$105,220
Johnson Controls, Inc.	850,788	37,434,672

		$37,539,892

Automobiles — 0.0%(1)
Daimler AG	20,000	$1,526,000
Harley-Davidson, Inc.	800	46,560

		$1,572,560

Banks — 6.3%
Bank of America Corp.	1,531,833	$26,117,753
Bank of Montreal	26,370	1,941,359
BB&T Corp.	1,041,059	38,737,805
Citigroup, Inc.	793,170	41,102,069
Comerica, Inc.	126,791	6,321,799
Fifth Third Bancorp	967,608	19,371,512
HSBC Holdings PLC	220,592	2,246,768
HSBC Holdings PLC ADR	424	21,573
ING Groep NV ADR(2)	131,385	1,864,353
JPMorgan Chase & Co.	3,221,463	194,060,931
KeyCorp	111,353	1,484,336
M&T Bank Corp.	17,293	2,132,054
PNC Financial Services Group, Inc. (The)	59,304	5,075,236
Regions Financial Corp.	189,147	1,899,036
Royal Bank of Canada	148,562	10,614,755
Societe Generale SA	460,793	23,504,074
SunTrust Banks, Inc.	327,060	12,438,092
Synovus Financial Corp.	1,565	36,997
Toronto-Dominion Bank (The)	29,644	1,464,117
U.S. Bancorp	2,338,753	97,830,038
Wells Fargo & Co.	2,813,470	145,934,689
Zions Bancorporation	38,805	1,127,673

		$635,327,019

1

Security	Shares	Value
Beverages — 3.0%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$487,872
Coca-Cola Co. (The)	2,690,181	114,763,122
Coca-Cola Enterprises, Inc.	31,501	1,397,384
Molson Coors Brewing Co., Class B	186,000	13,845,840
Monster Beverage Corp.(2)	16,517	1,514,113
PepsiCo, Inc.	1,831,657	170,508,950

		$302,517,281

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.(2)	59,700	$9,899,454
Alexion Pharmaceuticals, Inc.(2)(3)	15,722	2,606,109
Alexion Pharmaceuticals, Inc.(2)(3)	12,388	2,053,151
Amgen, Inc.	979,716	137,610,909
Biogen Idec, Inc.(2)	39,932	13,209,905
Celgene Corp.(2)	42,310	4,010,142
Gilead Sciences, Inc.(2)	778,115	82,830,342
Pharmacyclics, Inc.(2)	8,000	939,440
Vertex Pharmaceuticals, Inc.(2)	160,000	17,969,600

		$271,129,052

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$65,776

		$65,776

Capital Markets — 5.0%
Affiliated Managers Group, Inc.(2)	275	$55,099
Ameriprise Financial, Inc.	189,481	23,378,166
Bank of New York Mellon Corp. (The)	601,073	23,279,557
BlackRock, Inc.	3,984	1,308,027
Charles Schwab Corp. (The)	1,684,916	49,519,681
E*TRADE Financial Corp.(2)	4,593	103,756
Franklin Resources, Inc.	1,125,938	61,487,474
Goldman Sachs Group, Inc. (The)	532,816	97,809,033
Legg Mason, Inc.	96,941	4,959,502
LPL Financial Holdings, Inc.	42,465	1,955,513
Morgan Stanley	2,514,650	86,931,450
Northern Trust Corp.	709,098	48,239,937
State Street Corp.	740,415	54,501,948
Stifel Financial Corp.(2)(3)	93,119	4,364,167
T. Rowe Price Group, Inc.	554,173	43,447,163
UBS AG(2)	29,488	512,207
Waddell & Reed Financial, Inc., Class A	8,833	456,578

		$502,309,258

Chemicals — 2.2%
Air Products and Chemicals, Inc.	7,660	$997,179
Albemarle Corp.	22,063	1,299,511
Ashland, Inc.	25,092	2,612,077
Dow Chemical Co. (The)	153,238	8,035,801
E.I. du Pont de Nemours & Co.	914,785	65,644,971
Eastman Chemical Co.	1,500	121,335
Ecolab, Inc.	474,338	54,468,232
Monsanto Co.	505,820	56,909,808
NewMarket Corp.	4,549	1,733,260
PPG Industries, Inc.	115,228	22,669,957
Praxair, Inc.	3,478	448,662
Valspar Corp. (The)	20,000	1,579,800
Westlake Chemical Corp.	1,000	86,590

		$216,607,183

2

Security	Shares	Value
Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,627	$376,834
Cintas Corp.	52,914	3,735,199
Pitney Bowes, Inc.	14,270	356,607
Stericycle, Inc.(2)	124,800	14,546,688
Tyco International, Ltd.	96,051	4,280,993
Waste Management, Inc.	108,226	5,143,982

		$28,440,303

Communications Equipment — 2.3%
Brocade Communications Systems, Inc.	176,629	$1,919,957
Cisco Systems, Inc.	1,458,595	36,712,836
Juniper Networks, Inc.	5,092	112,788
Motorola Solutions, Inc.	2,509	158,770
Nokia Oyj ADR	192	1,624
Palo Alto Networks, Inc.(2)	20,808	2,041,265
QUALCOMM, Inc.	2,527,691	188,995,456

		$229,942,696

Construction & Engineering — 0.0%(1)
Jacobs Engineering Group, Inc.(2)	56,851	$2,775,466

		$2,775,466

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,331,203

		$1,331,203

Consumer Finance — 1.3%
American Express Co.	832,717	$72,896,046
Capital One Financial Corp.	77,228	6,303,349
Discover Financial Services	831,233	53,523,093
Navient Corp.	10,200	180,642
SLM Corp.	10,200	87,312

		$132,990,442

Distributors — 0.2%
Genuine Parts Co.	188,424	$16,526,669

		$16,526,669

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$687,833

		$687,833

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class A(2)	464	$96,001,600
Berkshire Hathaway, Inc., Class B(2)	945,748	130,645,629
CBOE Holdings, Inc.	140,951	7,544,402
CME Group, Inc.	156,841	12,540,222
Intercontinental Exchange, Inc.	14,292	2,787,655
McGraw Hill Financial, Inc.	86,290	7,287,190
Moody’s Corp.	179,322	16,945,929

		$273,752,627

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,064	$6,662,615
CenturyLink, Inc.	4,871	199,175
Deutsche Telekom AG ADR	50,092	757,391
Frontier Communications Corp.	32,628	212,408
Verizon Communications, Inc.	416,626	20,827,134
Windstream Holdings, Inc.	70,866	763,936

		$29,422,659

3

Security	Shares	Value
Electric Utilities — 0.1%
Duke Energy Corp.	50,098	$3,745,827
Exelon Corp.	6,820	232,494
NextEra Energy, Inc.	63,830	5,992,360
Southern Co. (The)	70,667	3,084,615

		$13,055,296

Electrical Equipment — 1.4%
AMETEK, Inc.	18,787	$943,295
Eaton Corp. PLC	34,084	2,159,903
Emerson Electric Co.	2,017,342	126,245,263
Rockwell Automation, Inc.	121,000	13,295,480

		$142,643,941

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,433,091	$27,715,980
Knowles Corp.(2)	174,670	4,628,755
TE Connectivity, Ltd.	687	37,984

		$32,382,719

Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	93,118	$6,058,257
Halliburton Co.	849,351	54,791,633
Schlumberger, Ltd.	1,210,155	123,060,662
Transocean, Ltd.	72,599	2,320,990

		$186,231,542

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	873,262	$109,437,194
CVS Health Corp.	1,276,935	101,631,257
Kroger Co. (The)	35,843	1,863,836
Sysco Corp.	324,289	12,306,767
Wal-Mart Stores, Inc.	1,300,464	99,446,482
Walgreen Co.	280,773	16,641,416

		$341,326,952

Food Products — 1.8%
Archer-Daniels-Midland Co.	179,036	$9,148,740
Campbell Soup Co.	7,981	341,028
ConAgra Foods, Inc.	65,155	2,152,721
Flowers Foods, Inc.	47,169	866,023
General Mills, Inc.	13,987	705,644
Hain Celestial Group, Inc. (The)(2)	658	67,346
Hershey Co. (The)	510,840	48,749,461
Kellogg Co.	50,325	3,100,020
Keurig Green Mountain, Inc.	75,000	9,759,750
Kraft Foods Group, Inc.	58,861	3,319,760
McCormick & Co., Inc.	43,734	2,925,805
Mondelez International, Inc., Class A	186,552	6,392,204
Nestle SA	1,193,644	87,722,064
Unilever NV - NY Shares	4,636	183,957

		$175,434,523

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,549,893	$64,460,050
Bard (C.R.), Inc.	25,000	3,567,750
Baxter International, Inc.	222,708	15,983,753
Becton, Dickinson and Co.	72,178	8,214,578
Boston Scientific Corp.(2)	26,929	318,032
CareFusion Corp.(2)	70,668	3,197,727
Covidien PLC	64,606	5,589,065
Intuitive Surgical, Inc.(2)	14,000	6,465,480

4

Security	Shares	Value
Medtronic, Inc.	257,820	$15,971,949
St. Jude Medical, Inc.	135,348	8,138,475
Stryker Corp.	189,350	15,290,013
Zimmer Holdings, Inc.	133,186	13,391,852

		$160,588,724

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	266,694	$20,615,446
Cardinal Health, Inc.	141,336	10,588,893
Cigna Corp.	54,122	4,908,324
Express Scripts Holding Co.(2)	367,509	25,957,161
HCA Holdings, Inc.(2)	145,114	10,233,440
Henry Schein, Inc.(2)	845	98,417
McKesson Corp.	2,384	464,093
PharMerica Corp.(2)	1,805	44,096
UnitedHealth Group, Inc.	62,367	5,379,154
WellPoint, Inc.	54,347	6,500,988

		$84,790,012

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	144,193	$5,792,233
Chipotle Mexican Grill, Inc.(2)	659	439,283
International Game Technology	459,500	7,751,765
Interval Leisure Group, Inc.	5,349	101,898
Marriott International, Inc., Class A	493,863	34,521,024
Marriott Vacations Worldwide Corp.(2)	2,597	164,676
McDonald’s Corp.	740,787	70,234,015
Starbucks Corp.	1,868,016	140,960,487
Yum! Brands, Inc.	217,603	15,663,064

		$275,628,445

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$8,557,415

		$8,557,415

Household Products — 1.6%
Clorox Co. (The)	7,570	$727,023
Colgate-Palmolive Co.	1,173,693	76,548,257
Kimberly-Clark Corp.	19,648	2,113,535
Procter & Gamble Co. (The)	923,751	77,354,909

		$156,743,724

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$24,531

		$24,531

Industrial Conglomerates — 2.5%
3M Co.	800,009	$113,345,275
Danaher Corp.	43,555	3,309,309
General Electric Co.	5,064,308	129,747,571

		$246,402,155

Insurance — 1.1%
Aegon NV ADR	5,088,862	$41,830,446
Aflac, Inc.	193,292	11,259,259
Allstate Corp. (The)	583	35,779
Aon PLC	24,650	2,161,065
Chubb Corp.	25,044	2,281,008
Cincinnati Financial Corp.	135,528	6,376,592
Hartford Financial Services Group, Inc.	5,762	214,635
Manulife Financial Corp.	29,582	569,453
Marsh & McLennan Cos., Inc.	25,000	1,308,500

5

Security	Shares	Value
Progressive Corp.	1,210,059	$30,590,292
Torchmark Corp.	78,643	4,118,534
Travelers Companies, Inc. (The)	76,125	7,151,182

		$107,896,745

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	237,482	$76,573,696
Expedia, Inc.	2,575	225,622
Priceline Group, Inc. (The)(2)	50	57,929

		$76,857,247

Internet Software & Services — 5.6%
Akamai Technologies, Inc.(2)	200,000	$11,960,000
AOL, Inc.(2)	5,317	238,999
eBay, Inc.(2)	1,264,958	71,634,572
Facebook, Inc., Class A(2)	2,100,033	165,986,608
Google, Inc., Class A(2)	218,904	128,805,303
Google, Inc., Class C(2)	230,709	133,202,148
IAC/InterActiveCorp	14,528	957,395
LinkedIn Corp., Class A(2)	4,537	942,743
Pandora Media, Inc.(2)	37,000	893,920
Twitter, Inc.(2)	693,722	35,782,181
VeriSign, Inc.(2)	14,758	813,461
Yahoo! Inc.(2)	135,430	5,518,773

		$556,736,103

IT Services — 2.0%
Accenture PLC, Class A	1,317,066	$107,103,807
Automatic Data Processing, Inc.	102,170	8,488,284
Broadridge Financial Solutions, Inc.	1,652	68,773
Cognizant Technology Solutions Corp., Class A(2)	3,510	157,143
Fidelity National Information Services, Inc.	63,590	3,580,117
Fiserv, Inc.(2)	34,044	2,200,434
International Business Machines Corp.	242,563	46,045,734
Paychex, Inc.	693,512	30,653,230
Total System Services, Inc.	32,405	1,003,259
Visa, Inc., Class A	766	163,441
Western Union Co.	60,362	968,207

		$200,432,429

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$812,409
Polaris Industries, Inc.	1,400	209,706

		$1,022,115

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	481,172	$27,417,181
Illumina, Inc.(2)	10,000	1,639,200
Thermo Fisher Scientific, Inc.	18,700	2,275,790

		$31,332,171

Machinery — 2.4%
Caterpillar, Inc.	136,623	$13,529,776
Deere & Co.	1,141,197	93,566,742
Donaldson Co., Inc.	23,332	947,979
Dover Corp.	343,663	27,606,449
Illinois Tool Works, Inc.	1,034,459	87,329,029
Manitowoc Co., Inc. (The)	45,741	1,072,626
PACCAR, Inc.	125,452	7,135,083
Parker-Hannifin Corp.	16,957	1,935,642
Pentair PLC	4,872	319,067
Snap-On, Inc.	8,911	1,078,944

6

Security	Shares	Value
WABCO Holdings, Inc.(2)	1,156	$105,138
Wabtec Corp.	12,082	979,125

		$235,605,600

Media — 3.6%
CBS Corp., Class B	129,378	$6,921,723
Comcast Corp., Class A	195,330	10,504,848
Comcast Corp., Special Class A	1,434,304	76,735,264
DIRECTV(2)	33,786	2,923,165
Discovery Communications, Inc., Class A(2)	6,930	261,954
Discovery Communications, Inc., Class C(2)	20,394	760,288
Gannett Co., Inc.	3,563	105,714
Liberty Global PLC, Series A(2)	8,854	376,649
Liberty Global PLC, Series C(2)	27,614	1,132,588
Liberty Media Corp., Class A(2)	12,367	583,475
Liberty Media Corp., Class C(2)	24,734	1,162,251
News Corp., Class A(2)	24	392
Omnicom Group, Inc.	142,077	9,783,422
Time Warner Cable, Inc.	12,203	1,751,009
Time Warner, Inc.	363,259	27,320,709
Time, Inc.(2)	45,407	1,063,886
Twenty-First Century Fox, Inc., Class A	97	3,326
Viacom, Inc., Class B	133,554	10,275,645
Walt Disney Co. (The)	2,338,168	208,167,097

		$359,833,405

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$848,908
Cliffs Natural Resources, Inc.	249,622	2,591,076
Freeport-McMoRan, Inc.	450,138	14,697,006
Glencore PLC(2)	598,405	3,314,170
Nucor Corp.	230,000	12,484,400

		$33,935,560

Multi-Utilities — 0.0%(1)
Dominion Resources, Inc.	3,244	$224,128
Sempra Energy	1,443	152,063

		$376,191

Multiline Retail — 0.1%
Target Corp.	158,384	$9,927,509

		$9,927,509

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	923,255	$93,654,987
Antero Resources Corp.(2)	109,563	6,013,913
Apache Corp.	767,173	72,014,530
BP PLC ADR	169,801	7,462,754
Cheniere Energy, Inc.(2)	76,775	6,144,303
Cheniere Energy, Inc.(2)(3)	240,000	19,207,200
Chevron Corp.	595,288	71,029,764
ConocoPhillips	263,964	20,198,525
Devon Energy Corp.	570,333	38,885,304
EOG Resources, Inc.	3,600	356,472
Exxon Mobil Corp.	2,233,153	210,028,040
Hess Corp.	39,579	3,733,091
Marathon Oil Corp.	185,039	6,955,616
Marathon Petroleum Corp.	87,519	7,410,234
Murphy Oil Corp.	80,200	4,564,182
Occidental Petroleum Corp.	5,000	480,750
Phillips 66	141,303	11,489,347
Range Resources Corp.	4,900	332,269

7

Security	Shares	Value
Royal Dutch Shell PLC Class A, ADR	70,142	$5,339,911
Spectra Energy Corp.	8,040	315,650
Williams Cos., Inc.	2,000	110,700
WPX Energy, Inc.(2)	666	16,024

		$585,743,566

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,947,950

		$1,947,950

Pharmaceuticals — 8.2%
AbbVie, Inc.	1,603,383	$92,611,402
Actavis PLC(2)	27,476	6,629,409
Allergan, Inc.	340,104	60,603,132
Bristol-Myers Squibb Co.	1,721,205	88,091,272
Eli Lilly & Co.	1,164,775	75,535,659
GlaxoSmithKline PLC ADR	175,853	8,083,962
Johnson & Johnson	1,759,678	187,564,078
Mallinckrodt PLC(2)	23,268	2,097,610
Merck & Co., Inc.	1,166,617	69,157,056
Novartis AG ADR	87,318	8,219,243
Novo Nordisk A/S ADR	1,249,240	59,488,809
Pfizer, Inc.	2,085,063	61,655,313
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	89,863,873
Zoetis, Inc.	361,174	13,345,379

		$822,946,197

Professional Services — 0.0%(1)
Nielsen NV	70,356	$3,118,881

		$3,118,881

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,200	$38,232

		$38,232

Road & Rail — 0.4%
CSX Corp.	17,590	$563,936
Kansas City Southern	5,386	652,783
Norfolk Southern Corp.	55,662	6,211,879
Union Pacific Corp.	295,176	32,002,982

		$39,431,580

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	599,209	$29,654,853
Applied Materials, Inc.	723,318	15,630,902
Broadcom Corp., Class A	950,110	38,403,446
Cypress Semiconductor Corp.(2)	1,108	10,941
Intel Corp.	8,371,162	291,483,861
Linear Technology Corp.	18,494	820,949
Linear Technology Corp.(3)	50,000	2,219,500
Maxim Integrated Products, Inc.	223,099	6,746,514
Microchip Technology, Inc.	23,733	1,120,910
NVIDIA Corp.	284,500	5,249,025
Texas Instruments, Inc.	1,013,297	48,324,134
Xilinx, Inc.	90,186	3,819,377

		$443,484,412

Software — 3.6%
Activision Blizzard, Inc.	207,751	$4,319,143
Adobe Systems, Inc.(2)	409,776	28,352,402
CA, Inc.	7,339	205,052
Check Point Software Technologies, Ltd.(2)	150,000	10,386,000

8

Security	Shares	Value
Microsoft Corp.	3,110,214	$144,189,521
Oracle Corp.	4,157,119	159,134,515
ServiceNow, Inc.(2)	182,216	10,710,657
Symantec Corp.	72,900	1,713,879
Tableau Software, Inc., Class A(2)	13,699	995,232

		$360,006,401

Specialty Retail — 2.9%
Best Buy Co., Inc.	133,011	$4,467,840
Gap, Inc. (The)	89,138	3,716,163
GNC Holdings, Inc., Class A	900	34,866
Home Depot, Inc. (The)	1,177,530	108,026,602
L Brands, Inc.	41,877	2,804,921
Lowe’s Companies, Inc.	247,507	13,098,070
Murphy USA, Inc.(2)	19,669	1,043,637
Ross Stores, Inc.	16,500	1,247,070
Staples, Inc.	144,626	1,749,975
TJX Cos., Inc. (The)	2,440,256	144,389,948
Tractor Supply Co.	82,143	5,052,616

		$285,631,708

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	2,935,595	$295,761,196
EMC Corp.	2,797,592	81,857,542
Hewlett-Packard Co.	31,477	1,116,489
NetApp, Inc.	414,967	17,826,983

		$396,562,210

Textiles, Apparel & Luxury Goods — 2.3%
Coach, Inc.	10,800	$384,588
Hanesbrands, Inc.	197,643	21,234,764
NIKE, Inc., Class B	2,323,098	207,220,342
VF Corp.	97,407	6,431,784

		$235,271,478

Tobacco — 0.4%
Altria Group, Inc.	111,248	$5,110,733
Philip Morris International, Inc.	391,253	32,630,500

		$37,741,233

Trading Companies & Distributors — 0.0%(1)
United Rentals, Inc.(2)	2,000	$222,200

		$222,200

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$3,447,234
Sprint Nextel Corp.(2)	135,160	856,914
Vodafone Group PLC ADR	97,896	3,219,800

		$7,523,948

Total Common Stocks (identified cost $5,129,726,595)		$9,877,976,208

Preferred Stocks — 0.0%

Security	Shares	Value
Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

9

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$3,248

Total Rights (identified cost $16,440)		$3,248

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$127,308	$127,307,832

Total Short-Term Investments (identified cost $127,307,832)		$127,307,832

Total Investments — 99.9% (identified cost $5,257,055,796)		$10,005,287,288

Other Assets, Less Liabilities — 0.1%		$9,724,974

Net Assets — 100.0%		$10,015,012,262

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $116,334.

The Portfolio did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,790,248,513

Gross unrealized appreciation	$8,215,407,890
Gross unrealized depreciation	(369,115)

Net unrealized appreciation	$8,215,038,775

At September 30, 2014, the Portfolio owned the following securities (representing 0.30% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

10

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Alexion Pharmaceuticals, Inc.	6/26/14	6/26/15	15,722	$2,500,091	$2,606,109
Alexion Pharmaceuticals, Inc.	9/18/14	9/18/15	12,388	2,000,033	2,053,151
Cheniere Energy, Inc.	12/19/13	12/19/14	240,000	9,880,729	19,207,200
Linear Technology Corp.	12/19/13	12/19/14	50,000	2,225,943	2,219,500
Stifel Financial Corp.	9/18/14	9/18/15	93,119	4,500,053	4,364,167

Total Restricted Securities				$21,106,849	$30,450,127

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$1,309,056,276	$—		$—	$1,309,056,276
Consumer Staples	927,989,599	87,722,064		—	1,015,711,663
Energy	771,975,108	—		—	771,975,108
Financials	1,622,161,083	30,153,240		—	1,652,314,323
Health Care	1,366,126,895	4,659,261		—	1,370,786,156
Industrials	1,236,309,141	—		—	1,236,309,141
Information Technology	2,219,546,970	—		—	2,219,546,970
Materials	248,559,777	3,314,169		—	251,873,946
Telecommunication Services	36,946,607	—		—	36,946,607
Utilities	13,456,018	—		—	13,456,018
Total Common Stocks	$9,752,127,474	$125,848,734	**	$—	$9,877,976,208
Preferred Stocks	$—	$—		$0	$0
Rights	3,248	—		—	3,248
Short-Term Investments	—	127,307,832		—	127,307,832
Total Investments	$9,752,130,722	$253,156,566		$0	$10,005,287,288

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2014 is not presented. At September 30, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

Tax-Managed Growth Fund 1.2

September 30, 2014 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2014, the value of the Fund’s investment in the Portfolio was $581,674,796 and the Fund owned 5.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	950,771	$121,109,210
General Dynamics Corp.	101,500	12,899,635
Honeywell International, Inc.	288,222	26,839,233
Huntington Ingalls Industries, Inc.	2,546	265,319
Lockheed Martin Corp.	16,042	2,932,157
Northrop Grumman Corp.	15,277	2,012,897
Precision Castparts Corp.	19,025	4,506,642
Raytheon Co.	51,795	5,263,408
Rockwell Collins, Inc.	166,787	13,092,779
United Technologies Corp.	1,949,409	205,857,590

		$394,778,870

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	531,225	$35,230,842
FedEx Corp.	262,219	42,335,258
United Parcel Service, Inc., Class B	663,936	65,258,269

		$142,824,369

Auto Components — 0.4%
BorgWarner, Inc.	2,000	$105,220
Johnson Controls, Inc.	850,788	37,434,672

		$37,539,892

Automobiles — 0.0%(1)
Daimler AG	20,000	$1,526,000
Harley-Davidson, Inc.	800	46,560

		$1,572,560

Banks — 6.3%
Bank of America Corp.	1,531,833	$26,117,753
Bank of Montreal	26,370	1,941,359
BB&T Corp.	1,041,059	38,737,805
Citigroup, Inc.	793,170	41,102,069
Comerica, Inc.	126,791	6,321,799
Fifth Third Bancorp	967,608	19,371,512
HSBC Holdings PLC	220,592	2,246,768
HSBC Holdings PLC ADR	424	21,573
ING Groep NV ADR(2)	131,385	1,864,353
JPMorgan Chase & Co.	3,221,463	194,060,931
KeyCorp	111,353	1,484,336
M&T Bank Corp.	17,293	2,132,054
PNC Financial Services Group, Inc. (The)	59,304	5,075,236
Regions Financial Corp.	189,147	1,899,036
Royal Bank of Canada	148,562	10,614,755
Societe Generale SA	460,793	23,504,074
SunTrust Banks, Inc.	327,060	12,438,092
Synovus Financial Corp.	1,565	36,997
Toronto-Dominion Bank (The)	29,644	1,464,117
U.S. Bancorp	2,338,753	97,830,038
Wells Fargo & Co.	2,813,470	145,934,689
Zions Bancorporation	38,805	1,127,673

		$635,327,019

Security	Shares	Value
Beverages — 3.0%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$487,872
Coca-Cola Co. (The)	2,690,181	114,763,122
Coca-Cola Enterprises, Inc.	31,501	1,397,384
Molson Coors Brewing Co., Class B	186,000	13,845,840
Monster Beverage Corp.(2)	16,517	1,514,113
PepsiCo, Inc.	1,831,657	170,508,950

		$302,517,281

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.(2)	59,700	$9,899,454
Alexion Pharmaceuticals, Inc.(2)(3)	15,722	2,606,109
Alexion Pharmaceuticals, Inc.(2)(3)	12,388	2,053,151
Amgen, Inc.	979,716	137,610,909
Biogen Idec, Inc.(2)	39,932	13,209,905
Celgene Corp.(2)	42,310	4,010,142
Gilead Sciences, Inc.(2)	778,115	82,830,342
Pharmacyclics, Inc.(2)	8,000	939,440
Vertex Pharmaceuticals, Inc.(2)	160,000	17,969,600

		$271,129,052

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$65,776

		$65,776

Capital Markets — 5.0%
Affiliated Managers Group, Inc.(2)	275	$55,099
Ameriprise Financial, Inc.	189,481	23,378,166
Bank of New York Mellon Corp. (The)	601,073	23,279,557
BlackRock, Inc.	3,984	1,308,027
Charles Schwab Corp. (The)	1,684,916	49,519,681
E*TRADE Financial Corp.(2)	4,593	103,756
Franklin Resources, Inc.	1,125,938	61,487,474
Goldman Sachs Group, Inc. (The)	532,816	97,809,033
Legg Mason, Inc.	96,941	4,959,502
LPL Financial Holdings, Inc.	42,465	1,955,513
Morgan Stanley	2,514,650	86,931,450
Northern Trust Corp.	709,098	48,239,937
State Street Corp.	740,415	54,501,948
Stifel Financial Corp.(2)(3)	93,119	4,364,167
T. Rowe Price Group, Inc.	554,173	43,447,163
UBS AG(2)	29,488	512,207
Waddell & Reed Financial, Inc., Class A	8,833	456,578

		$502,309,258

Chemicals — 2.2%
Air Products and Chemicals, Inc.	7,660	$997,179
Albemarle Corp.	22,063	1,299,511
Ashland, Inc.	25,092	2,612,077
Dow Chemical Co. (The)	153,238	8,035,801
E.I. du Pont de Nemours & Co.	914,785	65,644,971
Eastman Chemical Co.	1,500	121,335
Ecolab, Inc.	474,338	54,468,232
Monsanto Co.	505,820	56,909,808
NewMarket Corp.	4,549	1,733,260
PPG Industries, Inc.	115,228	22,669,957
Praxair, Inc.	3,478	448,662
Valspar Corp. (The)	20,000	1,579,800
Westlake Chemical Corp.	1,000	86,590

		$216,607,183

Security	Shares	Value
Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,627	$376,834
Cintas Corp.	52,914	3,735,199
Pitney Bowes, Inc.	14,270	356,607
Stericycle, Inc.(2)	124,800	14,546,688
Tyco International, Ltd.	96,051	4,280,993
Waste Management, Inc.	108,226	5,143,982

		$28,440,303

Communications Equipment — 2.3%
Brocade Communications Systems, Inc.	176,629	$1,919,957
Cisco Systems, Inc.	1,458,595	36,712,836
Juniper Networks, Inc.	5,092	112,788
Motorola Solutions, Inc.	2,509	158,770
Nokia Oyj ADR	192	1,624
Palo Alto Networks, Inc.(2)	20,808	2,041,265
QUALCOMM, Inc.	2,527,691	188,995,456

		$229,942,696

Construction & Engineering — 0.0%(1)
Jacobs Engineering Group, Inc.(2)	56,851	$2,775,466

		$2,775,466

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,331,203

		$1,331,203

Consumer Finance — 1.3%
American Express Co.	832,717	$72,896,046
Capital One Financial Corp.	77,228	6,303,349
Discover Financial Services	831,233	53,523,093
Navient Corp.	10,200	180,642
SLM Corp.	10,200	87,312

		$132,990,442

Distributors — 0.2%
Genuine Parts Co.	188,424	$16,526,669

		$16,526,669

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$687,833

		$687,833

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class A(2)	464	$96,001,600
Berkshire Hathaway, Inc., Class B(2)	945,748	130,645,629
CBOE Holdings, Inc.	140,951	7,544,402
CME Group, Inc.	156,841	12,540,222
Intercontinental Exchange, Inc.	14,292	2,787,655
McGraw Hill Financial, Inc.	86,290	7,287,190
Moody’s Corp.	179,322	16,945,929

		$273,752,627

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,064	$6,662,615
CenturyLink, Inc.	4,871	199,175
Deutsche Telekom AG ADR	50,092	757,391
Frontier Communications Corp.	32,628	212,408
Verizon Communications, Inc.	416,626	20,827,134
Windstream Holdings, Inc.	70,866	763,936

		$29,422,659

Security	Shares	Value
Electric Utilities — 0.1%
Duke Energy Corp.	50,098	$3,745,827
Exelon Corp.	6,820	232,494
NextEra Energy, Inc.	63,830	5,992,360
Southern Co. (The)	70,667	3,084,615

		$13,055,296

Electrical Equipment — 1.4%
AMETEK, Inc.	18,787	$943,295
Eaton Corp. PLC	34,084	2,159,903
Emerson Electric Co.	2,017,342	126,245,263
Rockwell Automation, Inc.	121,000	13,295,480

		$142,643,941

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,433,091	$27,715,980
Knowles Corp.(2)	174,670	4,628,755
TE Connectivity, Ltd.	687	37,984

		$32,382,719

Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	93,118	$6,058,257
Halliburton Co.	849,351	54,791,633
Schlumberger, Ltd.	1,210,155	123,060,662
Transocean, Ltd.	72,599	2,320,990

		$186,231,542

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	873,262	$109,437,194
CVS Health Corp.	1,276,935	101,631,257
Kroger Co. (The)	35,843	1,863,836
Sysco Corp.	324,289	12,306,767
Wal-Mart Stores, Inc.	1,300,464	99,446,482
Walgreen Co.	280,773	16,641,416

		$341,326,952

Food Products — 1.8%
Archer-Daniels-Midland Co.	179,036	$9,148,740
Campbell Soup Co.	7,981	341,028
ConAgra Foods, Inc.	65,155	2,152,721
Flowers Foods, Inc.	47,169	866,023
General Mills, Inc.	13,987	705,644
Hain Celestial Group, Inc. (The)(2)	658	67,346
Hershey Co. (The)	510,840	48,749,461
Kellogg Co.	50,325	3,100,020
Keurig Green Mountain, Inc.	75,000	9,759,750
Kraft Foods Group, Inc.	58,861	3,319,760
McCormick & Co., Inc.	43,734	2,925,805
Mondelez International, Inc., Class A	186,552	6,392,204
Nestle SA	1,193,644	87,722,064
Unilever NV - NY Shares	4,636	183,957

		$175,434,523

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,549,893	$64,460,050
Bard (C.R.), Inc.	25,000	3,567,750
Baxter International, Inc.	222,708	15,983,753
Becton, Dickinson and Co.	72,178	8,214,578
Boston Scientific Corp.(2)	26,929	318,032
CareFusion Corp.(2)	70,668	3,197,727
Covidien PLC	64,606	5,589,065
Intuitive Surgical, Inc.(2)	14,000	6,465,480

Security	Shares	Value
Medtronic, Inc.	257,820	$15,971,949
St. Jude Medical, Inc.	135,348	8,138,475
Stryker Corp.	189,350	15,290,013
Zimmer Holdings, Inc.	133,186	13,391,852

		$160,588,724

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	266,694	$20,615,446
Cardinal Health, Inc.	141,336	10,588,893
Cigna Corp.	54,122	4,908,324
Express Scripts Holding Co.(2)	367,509	25,957,161
HCA Holdings, Inc.(2)	145,114	10,233,440
Henry Schein, Inc.(2)	845	98,417
McKesson Corp.	2,384	464,093
PharMerica Corp.(2)	1,805	44,096
UnitedHealth Group, Inc.	62,367	5,379,154
WellPoint, Inc.	54,347	6,500,988

		$84,790,012

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	144,193	$5,792,233
Chipotle Mexican Grill, Inc.(2)	659	439,283
International Game Technology	459,500	7,751,765
Interval Leisure Group, Inc.	5,349	101,898
Marriott International, Inc., Class A	493,863	34,521,024
Marriott Vacations Worldwide Corp.(2)	2,597	164,676
McDonald’s Corp.	740,787	70,234,015
Starbucks Corp.	1,868,016	140,960,487
Yum! Brands, Inc.	217,603	15,663,064

		$275,628,445

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$8,557,415

		$8,557,415

Household Products — 1.6%
Clorox Co. (The)	7,570	$727,023
Colgate-Palmolive Co.	1,173,693	76,548,257
Kimberly-Clark Corp.	19,648	2,113,535
Procter & Gamble Co. (The)	923,751	77,354,909

		$156,743,724

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$24,531

		$24,531

Industrial Conglomerates — 2.5%
3M Co.	800,009	$113,345,275
Danaher Corp.	43,555	3,309,309
General Electric Co.	5,064,308	129,747,571

		$246,402,155

Insurance — 1.1%
Aegon NV ADR	5,088,862	$41,830,446
Aflac, Inc.	193,292	11,259,259
Allstate Corp. (The)	583	35,779
Aon PLC	24,650	2,161,065
Chubb Corp.	25,044	2,281,008
Cincinnati Financial Corp.	135,528	6,376,592
Hartford Financial Services Group, Inc.	5,762	214,635
Manulife Financial Corp.	29,582	569,453
Marsh & McLennan Cos., Inc.	25,000	1,308,500

Security	Shares	Value
Progressive Corp.	1,210,059	$30,590,292
Torchmark Corp.	78,643	4,118,534
Travelers Companies, Inc. (The)	76,125	7,151,182

		$107,896,745

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	237,482	$76,573,696
Expedia, Inc.	2,575	225,622
Priceline Group, Inc. (The)(2)	50	57,929

		$76,857,247

Internet Software & Services — 5.6%
Akamai Technologies, Inc.(2)	200,000	$11,960,000
AOL, Inc.(2)	5,317	238,999
eBay, Inc.(2)	1,264,958	71,634,572
Facebook, Inc., Class A(2)	2,100,033	165,986,608
Google, Inc., Class A(2)	218,904	128,805,303
Google, Inc., Class C(2)	230,709	133,202,148
IAC/InterActiveCorp	14,528	957,395
LinkedIn Corp., Class A(2)	4,537	942,743
Pandora Media, Inc.(2)	37,000	893,920
Twitter, Inc.(2)	693,722	35,782,181
VeriSign, Inc.(2)	14,758	813,461
Yahoo! Inc.(2)	135,430	5,518,773

		$556,736,103

IT Services — 2.0%
Accenture PLC, Class A	1,317,066	$107,103,807
Automatic Data Processing, Inc.	102,170	8,488,284
Broadridge Financial Solutions, Inc.	1,652	68,773
Cognizant Technology Solutions Corp., Class A(2)	3,510	157,143
Fidelity National Information Services, Inc.	63,590	3,580,117
Fiserv, Inc.(2)	34,044	2,200,434
International Business Machines Corp.	242,563	46,045,734
Paychex, Inc.	693,512	30,653,230
Total System Services, Inc.	32,405	1,003,259
Visa, Inc., Class A	766	163,441
Western Union Co.	60,362	968,207

		$200,432,429

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$812,409
Polaris Industries, Inc.	1,400	209,706

		$1,022,115

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	481,172	$27,417,181
Illumina, Inc.(2)	10,000	1,639,200
Thermo Fisher Scientific, Inc.	18,700	2,275,790

		$31,332,171

Machinery — 2.4%
Caterpillar, Inc.	136,623	$13,529,776
Deere & Co.	1,141,197	93,566,742
Donaldson Co., Inc.	23,332	947,979
Dover Corp.	343,663	27,606,449
Illinois Tool Works, Inc.	1,034,459	87,329,029
Manitowoc Co., Inc. (The)	45,741	1,072,626
PACCAR, Inc.	125,452	7,135,083
Parker-Hannifin Corp.	16,957	1,935,642
Pentair PLC	4,872	319,067
Snap-On, Inc.	8,911	1,078,944

Security	Shares	Value
WABCO Holdings, Inc.(2)	1,156	$105,138
Wabtec Corp.	12,082	979,125

		$235,605,600

Media — 3.6%
CBS Corp., Class B	129,378	$6,921,723
Comcast Corp., Class A	195,330	10,504,848
Comcast Corp., Special Class A	1,434,304	76,735,264
DIRECTV(2)	33,786	2,923,165
Discovery Communications, Inc., Class A(2)	6,930	261,954
Discovery Communications, Inc., Class C(2)	20,394	760,288
Gannett Co., Inc.	3,563	105,714
Liberty Global PLC, Series A(2)	8,854	376,649
Liberty Global PLC, Series C(2)	27,614	1,132,588
Liberty Media Corp., Class A(2)	12,367	583,475
Liberty Media Corp., Class C(2)	24,734	1,162,251
News Corp., Class A(2)	24	392
Omnicom Group, Inc.	142,077	9,783,422
Time Warner Cable, Inc.	12,203	1,751,009
Time Warner, Inc.	363,259	27,320,709
Time, Inc.(2)	45,407	1,063,886
Twenty-First Century Fox, Inc., Class A	97	3,326
Viacom, Inc., Class B	133,554	10,275,645
Walt Disney Co. (The)	2,338,168	208,167,097

		$359,833,405

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$848,908
Cliffs Natural Resources, Inc.	249,622	2,591,076
Freeport-McMoRan, Inc.	450,138	14,697,006
Glencore PLC(2)	598,405	3,314,170
Nucor Corp.	230,000	12,484,400

		$33,935,560

Multi-Utilities — 0.0%(1)
Dominion Resources, Inc.	3,244	$224,128
Sempra Energy	1,443	152,063

		$376,191

Multiline Retail — 0.1%
Target Corp.	158,384	$9,927,509

		$9,927,509

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	923,255	$93,654,987
Antero Resources Corp.(2)	109,563	6,013,913
Apache Corp.	767,173	72,014,530
BP PLC ADR	169,801	7,462,754
Cheniere Energy, Inc.(2)	76,775	6,144,303
Cheniere Energy, Inc.(2)(3)	240,000	19,207,200
Chevron Corp.	595,288	71,029,764
ConocoPhillips	263,964	20,198,525
Devon Energy Corp.	570,333	38,885,304
EOG Resources, Inc.	3,600	356,472
Exxon Mobil Corp.	2,233,153	210,028,040
Hess Corp.	39,579	3,733,091
Marathon Oil Corp.	185,039	6,955,616
Marathon Petroleum Corp.	87,519	7,410,234
Murphy Oil Corp.	80,200	4,564,182
Occidental Petroleum Corp.	5,000	480,750
Phillips 66	141,303	11,489,347
Range Resources Corp.	4,900	332,269

Security	Shares	Value
Royal Dutch Shell PLC Class A, ADR	70,142	$5,339,911
Spectra Energy Corp.	8,040	315,650
Williams Cos., Inc.	2,000	110,700
WPX Energy, Inc.(2)	666	16,024

		$585,743,566

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,947,950

		$1,947,950

Pharmaceuticals — 8.2%
AbbVie, Inc.	1,603,383	$92,611,402
Actavis PLC(2)	27,476	6,629,409
Allergan, Inc.	340,104	60,603,132
Bristol-Myers Squibb Co.	1,721,205	88,091,272
Eli Lilly & Co.	1,164,775	75,535,659
GlaxoSmithKline PLC ADR	175,853	8,083,962
Johnson & Johnson	1,759,678	187,564,078
Mallinckrodt PLC(2)	23,268	2,097,610
Merck & Co., Inc.	1,166,617	69,157,056
Novartis AG ADR	87,318	8,219,243
Novo Nordisk A/S ADR	1,249,240	59,488,809
Pfizer, Inc.	2,085,063	61,655,313
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	89,863,873
Zoetis, Inc.	361,174	13,345,379

		$822,946,197

Professional Services — 0.0%(1)
Nielsen NV	70,356	$3,118,881

		$3,118,881

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,200	$38,232

		$38,232

Road & Rail — 0.4%
CSX Corp.	17,590	$563,936
Kansas City Southern	5,386	652,783
Norfolk Southern Corp.	55,662	6,211,879
Union Pacific Corp.	295,176	32,002,982

		$39,431,580

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	599,209	$29,654,853
Applied Materials, Inc.	723,318	15,630,902
Broadcom Corp., Class A	950,110	38,403,446
Cypress Semiconductor Corp.(2)	1,108	10,941
Intel Corp.	8,371,162	291,483,861
Linear Technology Corp.	18,494	820,949
Linear Technology Corp.(3)	50,000	2,219,500
Maxim Integrated Products, Inc.	223,099	6,746,514
Microchip Technology, Inc.	23,733	1,120,910
NVIDIA Corp.	284,500	5,249,025
Texas Instruments, Inc.	1,013,297	48,324,134
Xilinx, Inc.	90,186	3,819,377

		$443,484,412

Software — 3.6%
Activision Blizzard, Inc.	207,751	$4,319,143
Adobe Systems, Inc.(2)	409,776	28,352,402
CA, Inc.	7,339	205,052
Check Point Software Technologies, Ltd.(2)	150,000	10,386,000

Security	Shares	Value
Microsoft Corp.	3,110,214	$144,189,521
Oracle Corp.	4,157,119	159,134,515
ServiceNow, Inc.(2)	182,216	10,710,657
Symantec Corp.	72,900	1,713,879
Tableau Software, Inc., Class A(2)	13,699	995,232

		$360,006,401

Specialty Retail — 2.9%
Best Buy Co., Inc.	133,011	$4,467,840
Gap, Inc. (The)	89,138	3,716,163
GNC Holdings, Inc., Class A	900	34,866
Home Depot, Inc. (The)	1,177,530	108,026,602
L Brands, Inc.	41,877	2,804,921
Lowe’s Companies, Inc.	247,507	13,098,070
Murphy USA, Inc.(2)	19,669	1,043,637
Ross Stores, Inc.	16,500	1,247,070
Staples, Inc.	144,626	1,749,975
TJX Cos., Inc. (The)	2,440,256	144,389,948
Tractor Supply Co.	82,143	5,052,616

		$285,631,708

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	2,935,595	$295,761,196
EMC Corp.	2,797,592	81,857,542
Hewlett-Packard Co.	31,477	1,116,489
NetApp, Inc.	414,967	17,826,983

		$396,562,210

Textiles, Apparel & Luxury Goods — 2.3%
Coach, Inc.	10,800	$384,588
Hanesbrands, Inc.	197,643	21,234,764
NIKE, Inc., Class B	2,323,098	207,220,342
VF Corp.	97,407	6,431,784

		$235,271,478

Tobacco — 0.4%
Altria Group, Inc.	111,248	$5,110,733
Philip Morris International, Inc.	391,253	32,630,500

		$37,741,233

Trading Companies & Distributors — 0.0%(1)
United Rentals, Inc.(2)	2,000	$222,200

		$222,200

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$3,447,234
Sprint Nextel Corp.(2)	135,160	856,914
Vodafone Group PLC ADR	97,896	3,219,800

		$7,523,948

Total Common Stocks (identified cost $5,129,726,595)		$9,877,976,208

Preferred Stocks — 0.0%

Security	Shares	Value
Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$3,248

Total Rights (identified cost $16,440)		$3,248

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$127,308	$127,307,832

Total Short-Term Investments (identified cost $127,307,832)		$127,307,832

Total Investments — 99.9% (identified cost $5,257,055,796)		$10,005,287,288

Other Assets, Less Liabilities — 0.1%		$9,724,974

Net Assets — 100.0%		$10,015,012,262

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $116,334.

The Portfolio did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,790,248,513

Gross unrealized appreciation	$8,215,407,890
Gross unrealized depreciation	(369,115)

Net unrealized appreciation	$8,215,038,775

At September 30, 2014, the Portfolio owned the following securities (representing 0.30% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Alexion Pharmaceuticals, Inc.	6/26/14	6/26/15	15,722	$2,500,091	$2,606,109
Alexion Pharmaceuticals, Inc.	9/18/14	9/18/15	12,388	2,000,033	2,053,151
Cheniere Energy, Inc.	12/19/13	12/19/14	240,000	9,880,729	19,207,200
Linear Technology Corp.	12/19/13	12/19/14	50,000	2,225,943	2,219,500
Stifel Financial Corp.	9/18/14	9/18/15	93,119	4,500,053	4,364,167

Total Restricted Securities				$21,106,849	$30,450,127

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$1,309,056,276	$—		$—	$1,309,056,276
Consumer Staples	927,989,599	87,722,064		—	1,015,711,663
Energy	771,975,108	—		—	771,975,108
Financials	1,622,161,083	30,153,240		—	1,652,314,323
Health Care	1,366,126,895	4,659,261		—	1,370,786,156
Industrials	1,236,309,141	—		—	1,236,309,141
Information Technology	2,219,546,970	—		—	2,219,546,970
Materials	248,559,777	3,314,169		—	251,873,946
Telecommunication Services	36,946,607	—		—	36,946,607
Utilities	13,456,018	—		—	13,456,018
Total Common Stocks	$9,752,127,474	$125,848,734	**	$—	$9,877,976,208
Preferred Stocks	$—	$—		$0	$0
Rights	3,248	—		—	3,248
Short-Term Investments	—	127,307,832		—	127,307,832
Total Investments	$9,752,130,722	$253,156,566		$0	$10,005,287,288

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2014 is not presented. At September 30, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric Commodity Strategy Fund

September 30, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Exchange-Traded Notes (ETN) — 2.7%

Security	Units	Value
iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(1)	73,869	$2,538,877

Total Exchange-Traded Notes (identified cost $2,663,539)		$2,538,877

Short-Term Investments — 103.6%

U.S. Treasury Obligations — 91.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/16/14(2)	$6,230	$6,229,988
U.S. Treasury Bill, 0.00%, 11/13/14(2)	20,000	19,999,640
U.S. Treasury Bill, 0.00%, 12/11/14	13,000	12,999,740
U.S. Treasury Bill, 0.00%, 1/8/15(2)	32,750	32,748,886
U.S. Treasury Bill, 0.00%, 2/5/15(2)	9,500	9,499,497
U.S. Treasury Bill, 0.00%, 9/17/15	5,000	4,995,370

Total U.S. Treasury Obligations (identified cost $86,461,134)		$86,473,121

Other — 12.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$11,487	$11,487,026

Total Other (identified cost $11,487,026)		$11,487,026

Total Short-Term Investments (identified cost $97,948,160)		$97,960,147

Total Investments — 106.3% (identified cost $100,611,699)		$100,499,024

Other Assets, Less Liabilities — (6.3)%		$(5,945,603)

Net Assets — 100.0%		$94,553,421

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $13,143.

1

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2014 were $15,122,887 or 16.0% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at September 30, 2014 is as follows:

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$430,735	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.13%	10/3/14	$(18,037)
Barclays Bank PLC	468,024	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.14	10/3/14	(38,559)
Barclays Bank PLC	2,600,024	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.14	10/3/14	(179,357)
Barclays Bank PLC	2,704,675	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.14	10/3/14	(173,530)
Barclays Bank PLC	278,540	Receives	Excess Return on Bloomberg Tin SubIndex	Pays	0.15	10/3/14	(13,706)
Barclays Bank PLC	2,790,461	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.15	10/3/14	(172,262)
Barclays Bank PLC	2,486,804	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.15	10/3/14	(81,674)
Barclays Bank PLC	2,491,885	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.15	10/3/14	(115,417)

2

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$642,848	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.15%	10/3/14	$(32,362)
Barclays Bank PLC	1,147,736	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.15	10/3/14	(167,661)
Barclays Bank PLC	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.15	10/3/14	(10,161)
Barclays Bank PLC	2,404,500	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.15	10/3/14	(267,408)
Barclays Bank PLC	1,296,155	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.15	10/3/14	(45,020)
Barclays Bank PLC	337,333	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.15	10/3/14	(38,854)
Barclays Bank PLC	573,182	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.15	10/3/14	(46,235)
Barclays Bank PLC	186,472	Receives	Excess Return on S&P GSCI 1 Month Forward Feeder Cattle Index	Pays	0.20	10/3/14	12,008

3

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$743,521	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.20%	10/3/14	$11,275
Barclays Bank PLC	1,258,712	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.20	10/3/14	43,436
Barclays Bank PLC	2,599,077	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.23	10/3/14	129,207
Barclays Bank PLC	978,587	Receives	Excess Return on Bloomberg 3 Month Forward Soybean Oil Index	Pays	0.25	10/3/14	12,071
Barclays Bank PLC	636,388	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.25	10/3/14	31,039
Barclays Bank PLC	1,199,123	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.25	10/3/14	(53,263)
Barclays Bank PLC	1,127,970	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.25	10/3/14	(100,340)
Barclays Bank PLC	611,611	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.25	10/3/14	(42,672)
Barclays Bank PLC	1,193,462	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.25	10/3/14	(123,090)
Barclays Bank PLC	1,383,343	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25	10/3/14	(89,901)

4

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$1,179,778	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25%	10/3/14	$(127,927)
Barclays Bank PLC	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25	10/3/14	1,449
Merrill Lynch International	59,119,180	Receives	Excess Return on 1 Month Merrill Lynch MLBX PBR2 Custom Index(1)(2)	Pays	0.23	3/31/15	—

							$(1,696,951)

(1)	Represents a custom index created by Merrill Lynch intended to replicate the commodity strategy of the Fund, and is based on a basket of underlying commodity future indices as follows:

Commodity	Index	% Weight
Natural Gas	SGECNGP	7.38%
Crude Oil (WTI)	SG1MCLP	1.84%
Brent Crude	SG1MBRP	1.84%
Unleaded Gasoline	SG1MHUP	7.38%
GasOil	SG1MGOP	7.37%
Live Cattle	SG1MLCP	3.69%
Lean Hogs	SG1MLHP	1.84%
Feeder Cattle	SG1MFCP	0.46%
Wheat (Chicago)	SG1MWHP	3.69%
Corn	SG1MCNP	3.69%
Soybeans	SG1MSOP	3.69%
Soybean Oil	BCOMBO3	3.69%
Aluminum	SG1MIAP	7.37%
Copper (LME)	SG1MICP	7.37%
Zinc	SG1MIZP	3.69%
Nickel	SG1MIKP	3.69%
Lead	SG1MILP	1.84%
Tin	BCOMSN	0.92%
Gold	SG1MGCP	7.37%
Silver	SG1MSIP	7.37%
Platinum	SPGCPLP	1.84%
Palladium	SPGCPAP	0.92%
Sugar	SG1MSBP	3.69%
Cotton	SG1MCTP	1.84%
Coffee	SG1MKCP	3.69%
Cocoa	SG1MCCP	1.84%

(2)

Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

LME	-	London Metal Exchange

WTI	-	West Texas Intermediate

At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

5

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $240,485 and $1,937,436, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,616,818

Gross unrealized appreciation	$6,867
Gross unrealized depreciation	(124,661)

Net unrealized depreciation	$(117,794)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Notes	$2,538,877	$—	$—	$2,538,877
Short-Term Investments -
U.S. Treasury Obligations	—	86,473,121	—	86,473,121
Other	—	11,487,026	—	11,487,026
Total Investments	$2,538,877	$97,960,147	$—	$100,499,024
Swap Contracts	$—	$240,485	$—	$240,485
Total	$2,538,877	$98,200,632	$—	$100,739,509

Liability Description
Swap Contracts	$—	$(1,937,436)	$—	$(1,937,436)
Total	$—	$(1,937,436)	$—	$(1,937,436)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014